Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

9.   Intangible assets

(in thousands)

As of December 31, 2016
Cost	6,196
Accumulated amortization and impairment	—
Net book amount at December 31, 2016	6,196
Additions	—
Amortization charge	—
Net book amount at December 31, 2017	6,196

As of December 31, 2017
Cost	6,196
Accumulated amortization and impairment	—
Net book amount at December 31, 2017	6,196
Additions	—
Amortization charge	—
Net book amount at December 31, 2018	6,196

The fair value of the assets acquired under the merger arrangement represent the aggregate estimated value of:

•	11,318,439 ordinary shares in Motif Bio plc at the placing price of £0.20 per share;
•	9,432,033 warrants at the placing price of £0.20 per ordinary share; and
•	a milestone payment of US $0.5 million paid by Motif BioSciences Inc. to Acino Pharma AG in 2018 upon completion of the first Phase III trial.

The value of the warrants has been estimated using the Black Scholes option pricing model with appropriate factors for volatility and risk-free interest rate. The Directors considered the separable value of the active pharmaceutical ingredients and determined it did not constitute a material component of the fair value of the assets acquired. No discount was applied to the expected milestone payment of US $0.5 million as the liability was settled in full in 2018.

Details of the purchase consideration and amounts attributed to net assets acquired are as follows:

(in thousands)	US $
Purchase consideration:
Ordinary shares in Motif Bio plc	3,356
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340
Total purchase consideration	5,696

Iclaprim assets	6,196
Milestone payment	(500)
Net assets acquired	5,696

As the IPR&D asset is not yet available for commercial use, no amortization has been charged to date.

The Group performs an impairment test over the indefinite lived asset on an annual basis or when a triggering event has occurred. The Group conducted its annual impairment test for iclaprim as of December 31, 2018. In performing the test, the Group developed a discounted cash flow model, which utilized assumptions including, but not limited to, probability of success, market size and related growth assumptions, market share and related growth assumptions, expected period of treatment, pricing, patent life, operating costs, and a discount rate reflective of market conditions and Company specific risk. The aforementioned discounted cash flow model and related assumptions took into account the conditions that existed as December 31, 2018 including inquiries and data requests that had been received from the U.S. Food & Drug Administration (“FDA”) as a part of the normal submission process related to the New Drug Application (“NDA”) for iclaprim.The Group’s indefinite lived intangible asset passed the impairment test as the net present value of cash flows was in excess of the carrying value as of December 31, 2018, and therefore, there was no impairment to the indefinite lived intangible asset. In order to evaluate the sensitivity of its fair value calculations on the impairment test, the Company compared the carrying value of the asset to the fair value. As of December 31, 2018, the fair value of the indefinite lived intangible asset exceeded the carrying value with sufficient headroom.

Subsequent to December 31, 2018, the Group announced on February 14, 2019 the receipt of a Complete Response Letter (CRL) from the FDA regarding the NDA for iclaprim for the treatment of acute bacterial skin and skin structure infections. The CRL states that the FDA cannot approve the NDA in its present form and indicates that additional data is needed to further evaluate the risk for liver toxicity before the NDA may be approved. The Group is evaluating and taking action on potential options to address the deficiencies and is scheduled to meet with the FDA on May 3, 2019. The Group evaluated these subsequent events and determined that they were non-adjusting to the statement of financial position as they were not knowable or expected as of December 31, 2018.  While Management believes the assumptions used in their impairment assessment are reasonable and there continues to have sufficient headroom even after taking into considerations the subsequent events identified, if the Group is unable to execute its strategies regarding the remediation effort or the ability to finance, it may be necessary to record an impairment charge in the future.